Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE TABLE

Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return ($)	Net Income ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)
2025	599,337	604,319	332,061	334,503	140.81	21,559,000
2024	584,107	588,486	542,186	544,179	121.29	15,317,000
2023	500,460	495,542	568,113	566,004	96.44	12,375,000

Column (b). Reflects compensation amounts reported in the “Summary Compensation Table” for the Corporation’s Principal Executive Officer (PEO), Chairman of the Board, President and Chief Executive Officer, Jeffrey S. Stauffer, for the respective years shown.

Column (c). Compensation actually paid to the PEO as calculated in each year reflects the respective amounts set forth in column (b) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules.

	2025	2024	2023
Summary Compensation Table Total	$599,337	$584,107	$500,460
Adjustments:
Less: amounts reported under the “Stock Awards” column in the Summary Compensation Table	—	—	—
Plus: fair value of awards granted during the year that remain unvested as of year end	—	—	—
Change in fair value from prior year end to current year end of awards granted prior to year that were outstanding and unvested as of year end	—	2,105	(2,416)
Change in fair value from prior year end to vesting date of awards granted prior to year that vested during year	4,982	2,274	(2,502)
Plus: dividends or other earnings paid during year prior to vesting date of award	—	—	—
Compensation Actually Paid	$604,319	$588,486	$495,542

Column (d). Reflects the average of the compensation amounts reported in the “Summary Compensation Table” for the Corporation’s other Named Executive Officers (“Other NEOs”). The Other NEOs included in the average figures for 2023 and 2024 are Messrs. Neiss and Kitsch and Ms. Strohm.

Column (e). Average compensation actually paid to the Other NEOs as calculated in each year reflects the respective amounts set forth in column (d) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules.

	2025	2024	2023
Summary Compensation Table Total	$332,061	$542,186	$568,113
Adjustments:
Less: amounts reported under the “Stock Awards” column in the Summary Compensation Table	—	—	—
Plus: fair value of awards granted during the year that remain unvested as of year end	—	—	—
Change in fair value from prior year end to current year end of awards granted prior to year that were outstanding and unvested as of year end	2,778	1,173	(967)
Change in fair value from prior year end to vesting date of awards granted prior to year that vested during year	(336)	820	(1,142)
Plus: dividends or other earnings paid during year prior to vesting date of award	—	—	—
Compensation Actually Paid	$334,503	$544,179	$566,004

Column (f). Total shareholder return shows the value at year-end assuming the investment of $100 on the last day of the previous calendar year and the reinvestment of dividends during the year.

Column (g). Reflects “Net Income” reported in the corporation's Consolidated Statements of Income for each year.

Named Executive Officers, Footnote		Reflects compensation amounts reported in the “Summary Compensation Table” for the Corporation’s Principal Executive Officer (PEO), Chairman of the Board, President and Chief Executive Officer, Jeffrey S. Stauffer, for the respective years shown.
PEO Total Compensation Amount	[1]	$ 599,337	$ 584,107	$ 500,460
PEO Actually Paid Compensation Amount	[2]	$ 604,319	588,486	495,542
Adjustment To PEO Compensation, Footnote

	2025	2024	2023
Summary Compensation Table Total	$599,337	$584,107	$500,460
Adjustments:
Less: amounts reported under the “Stock Awards” column in the Summary Compensation Table	—	—	—
Plus: fair value of awards granted during the year that remain unvested as of year end	—	—	—
Change in fair value from prior year end to current year end of awards granted prior to year that were outstanding and unvested as of year end	—	2,105	(2,416)
Change in fair value from prior year end to vesting date of awards granted prior to year that vested during year	4,982	2,274	(2,502)
Plus: dividends or other earnings paid during year prior to vesting date of award	—	—	—
Compensation Actually Paid	$604,319	$588,486	$495,542

Non-PEO NEO Average Total Compensation Amount	[3]	$ 332,061	542,186	568,113
Non-PEO NEO Average Compensation Actually Paid Amount	[4]	$ 334,503	544,179	566,004
Adjustment to Non-PEO NEO Compensation Footnote

	2025	2024	2023
Summary Compensation Table Total	$332,061	$542,186	$568,113
Adjustments:
Less: amounts reported under the “Stock Awards” column in the Summary Compensation Table	—	—	—
Plus: fair value of awards granted during the year that remain unvested as of year end	—	—	—
Change in fair value from prior year end to current year end of awards granted prior to year that were outstanding and unvested as of year end	2,778	1,173	(967)
Change in fair value from prior year end to vesting date of awards granted prior to year that vested during year	(336)	820	(1,142)
Plus: dividends or other earnings paid during year prior to vesting date of award	—	—	—
Compensation Actually Paid	$334,503	$544,179	$566,004

Compensation Actually Paid vs. Total Shareholder Return

Relationship Between Compensation Actually Paid to our PEO and the Average of the Compensation Actually Paid to the Other NEOs and the Corporation's Cumulative Total Shareholder Return (TSR)

From 2023 to 2024, the compensation actually paid to our PEO and the average of the compensation actually paid to the Other NEOs increased by 18.8% and decreased by 3.9%, respectively, compared to a 25.8% increase in our TSR over the same time period.

From 2024 to 2025, the compensation actually paid to our PEO and the average of the compensation actually paid to the Other NEOs increased by 2.7% and decreased by 38.5%, respectively, compared to a 16.1% increase in our TSR over the same time period.

Compensation Actually Paid vs. Net Income

Relationship Between Compensation Actually Paid to our PEO and the Average of the Compensation Actually Paid to the Other NEOs and the Corporation's Net Income

From 2023 to 2024, the compensation actually paid to our PEO and the average of the compensation actually paid to the Other NEOs increased by 18.8% and decreased by 3.9%, respectively, compared to a 23.8% increase in our Net Income over the same time period.

From 2024 to 2025, the compensation actually paid to our PEO and the average of the compensation actually paid to the Other NEOs increased by 2.7% and decreased by 38.5%, respectively, compared to a 40.8% increase in our Net Income over the same time period.

Total Shareholder Return Amount	[5]	$ 140.81	121.29	96.44
Net Income (Loss)	[6]	$ 21,559,000	15,317,000	12,375,000
PEO Name		Jeffrey S. Stauffer
PEO | Less: amounts reported under the “Stock Awards” column in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Plus: fair value of awards granted during the year that remain unvested as of year end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Change in fair value from prior year end to current year end of awards granted prior to year that were outstanding and unvested as of year end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,105	(2,416)
PEO | Change in fair value from prior year end to vesting date of awards granted prior to year that vested during year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		4,982	2,274	(2,502)
PEO | Plus: dividends or other earnings paid during year prior to vesting date of award [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Less: amounts reported under the “Stock Awards” column in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Plus: fair value of awards granted during the year that remain unvested as of year end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change in fair value from prior year end to current year end of awards granted prior to year that were outstanding and unvested as of year end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,778	1,173	(967)
Non-PEO NEO | Change in fair value from prior year end to vesting date of awards granted prior to year that vested during year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(336)	820	(1,142)
Non-PEO NEO | Plus: dividends or other earnings paid during year prior to vesting date of award [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount

[1]	Reflects compensation amounts reported in the “Summary Compensation Table” for the Corporation’s Principal Executive Officer (PEO), Chairman of the Board, President and Chief Executive Officer, Jeffrey S. Stauffer, for the respective years shown.
[2]	Compensation actually paid to the PEO as calculated in each year reflects the respective amounts set forth in column (b) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules.

	2025	2024	2023
Summary Compensation Table Total	$599,337	$584,107	$500,460
Adjustments:
Less: amounts reported under the “Stock Awards” column in the Summary Compensation Table	—	—	—
Plus: fair value of awards granted during the year that remain unvested as of year end	—	—	—
Change in fair value from prior year end to current year end of awards granted prior to year that were outstanding and unvested as of year end	—	2,105	(2,416)
Change in fair value from prior year end to vesting date of awards granted prior to year that vested during year	4,982	2,274	(2,502)
Plus: dividends or other earnings paid during year prior to vesting date of award	—	—	—
Compensation Actually Paid	$604,319	$588,486	$495,542

[3]	Reflects the average of the compensation amounts reported in the “Summary Compensation Table” for the Corporation’s other Named Executive Officers (“Other NEOs”). The Other NEOs included in the average figures for 2023 and 2024 are Messrs. Neiss and Kitsch and Ms. Strohm.
[4]	Average compensation actually paid to the Other NEOs as calculated in each year reflects the respective amounts set forth in column (d) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules.

	2025	2024	2023
Summary Compensation Table Total	$332,061	$542,186	$568,113
Adjustments:
Less: amounts reported under the “Stock Awards” column in the Summary Compensation Table	—	—	—
Plus: fair value of awards granted during the year that remain unvested as of year end	—	—	—
Change in fair value from prior year end to current year end of awards granted prior to year that were outstanding and unvested as of year end	2,778	1,173	(967)
Change in fair value from prior year end to vesting date of awards granted prior to year that vested during year	(336)	820	(1,142)
Plus: dividends or other earnings paid during year prior to vesting date of award	—	—	—
Compensation Actually Paid	$334,503	$544,179	$566,004

[5]	Total shareholder return shows the value at year-end assuming the investment of $100 on the last day of the previous calendar year and the reinvestment of dividends during the year.
[6]	Reflects “Net Income” reported in the corporation's Consolidated Statements of Income for each year.